Average Annual Total Returns		12 Months Ended	48 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	13.61%
FT Vest U.S. Equity Deep Buffer ETF - January
Prospectus [Line Items]
Average Annual Return, Percent		13.30%	6.87%
Performance Inception Date	Jan. 15, 2021
FT Vest U.S. Equity Deep Buffer ETF - January | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.30%	6.87%
FT Vest U.S. Equity Deep Buffer ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.87%	5.35%